Goodwill and Intangibles, net - Summary of Definite Lived Intangible Assets (Detail) - USD ($) $ in Millions	12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016
Finite-Lived Intangible Assets [Line Items]
Document Period End Date	Sep. 30, 2017
Cost	$ 884.8	$ 853.0
Accumulated Amortization	(297.1)	(272.1)
Net	587.7	580.9
Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Cost	671.7	653.4
Accumulated Amortization	(222.3)	(183.5)
Net	449.4	469.9
Trade Names [Member]
Finite-Lived Intangible Assets [Line Items]
Cost	18.5	18.3
Accumulated Amortization	(15.1)	(11.8)
Net	3.4	6.5
Technology-Based Intangible Assets [Member]
Finite-Lived Intangible Assets [Line Items]
Cost	194.6	181.3
Accumulated Amortization	(59.7)	(76.8)
Net	$ 134.9	$ 104.5